Note 18 - Share Capital - Schedule of Share Capital Reconciliation (Details) (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Flow-through shares [member]
Statement Line Items [Line Items]
Share price (in CAD per share)	$ 0.94	$ 1.44
Ordinary shares [member]
Statement Line Items [Line Items]
Share price (in CAD per share)			$ 0.8